Operating Expenses - Schedule of Operating Expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Cost of inventory used and services provided	$ 29	$ 862
Gain on modification of building lease		(185)
Total operating expenses (note 11)	1,902	2,368
Unfunded Plan One [Member] | Other Benefit Plans [Member]
Statement Line Items [Line Items]
Salaries and short-term employee benefits	219	163
Consultant fees	48	46
Share-based compensation costs	10	11
Post-employment benefits including defined contribution plan benefits of $4 in 2021 and $7 in 2020	12	8
Key management personnel compensation	289	228
Salaries and short-term employee benefits	310	316
Post-employment benefits including defined contribution plan benefits of $7 in 2021 and $2 in 2020	38	51
Share-based compensation costs	3	(123)
Other employees compensation	351	244
Cost of inventory used and services provided	29	862
Professional fees	580	498
Consulting fees	130	141
Insurance	227	221
Third-party research and development	52	97
Travel	22	33
Marketing services	97	36
Laboratory supplies	15
Other goods and services	19	30
Leasing costs	34	46
Gain on modification of building lease		(185)
Depreciation and amortization	36	107
Operating foreign exchange losses	21	10
Total operating expenses (note 11)	$ 1,902	$ 2,368